Schedule of Investments (unaudited)
December 31, 2020
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Municipal Bonds
Alabama — 1.8%
County of Jefferson Sewer Revenue, Refunding RB, Series D, 6.50%, 10/01/53	USD	1,000	$ 1,170,890
Hoover IDB, RB, AMT, 6.38%, 11/01/50(a)		1,645	1,753,406
State of Alabama Docks Department, Refunding RB, AMT, (AGM), Series A, 5.00%, 10/01/35		1,000	1,214,460
Tuscaloosa County IDA, Refunding RB, Series A, 5.25%, 05/01/44(b)		1,745	1,980,784
			6,119,540
Alaska — 0.0%
Northern Tobacco Securitization Corp., Refunding RB, Series A, 4.63%, 06/01/23		45	45,073
Arizona — 2.4%
Arizona IDA
RB, 5.00%, 07/01/45(b)		265	275,330
RB, 5.00%, 12/15/49(b)		105	112,337
RB, 7.10%, 01/01/55(b)		1,150	1,150,782
RB, 5.00%, 07/01/55(b)		285	294,097
RB, Series B, 5.13%, 07/01/47(b)		195	209,687
Refunding RB, 5.50%, 07/01/52(b)		610	656,000
Refunding RB, Series A, 5.00%, 07/01/26(b)		300	329,007
Refunding RB, Series A, 5.13%, 07/01/37(b)		605	673,438
Refunding RB, Series G, 5.00%, 07/01/47(b)		185	204,462
City of Phoenix IDA
RB, 5.00%, 07/01/46(b)		570	607,255
RB, 5.00%, 07/01/59		880	925,171
RB, Series A, 5.00%, 07/01/49(b)		270	273,856
Refunding RB, 5.00%, 07/01/35(b)		300	320,823
Refunding RB, 5.00%, 07/01/45(b)		100	105,507
Refunding RB, Series A, 5.00%, 07/01/35(b)		45	49,174
County of Pima IDA
RB, 5.13%, 07/01/39		145	147,188
RB, 5.25%, 07/01/49		180	181,080
La Paz County IDA, RB, 5.88%, 06/15/48(b)		285	296,183
Maricopa County IDA
RB, 5.25%, 10/01/40(b)		280	290,030
RB, 5.50%, 10/01/51(b)		280	291,564
Refunding RB, Series A, 4.13%, 09/01/38		230	266,356
Salt Verde Financial Corp., RB, 5.00%, 12/01/37		500	710,760
			8,370,087
Arkansas — 2.1%
Arkansas Development Finance Authority
RB, AMT, 4.50%, 09/01/49(b)		3,045	3,280,165
RB, AMT, 4.75%, 09/01/49(b)		3,150	3,468,055
Pulaski County Public Facilities Board
RB, 5.00%, 12/01/39		230	262,016
RB, 5.00%, 12/01/42		250	283,193
			7,293,429
California — 2.7%
California County Tobacco Securitization Agency, Refunding RB, Series A, 5.00%, 06/01/36		300	301,953
California Municipal Finance Authority
RB, 5.63%, 07/01/44(b)		150	158,025
Refunding RB, Series A, 5.00%, 02/01/46		650	724,347
Refunding RB, Series B, 5.00%, 01/01/37		630	724,261
California School Finance Authority
RB, Series A, 6.75%, 11/01/45(b)		250	275,325
Refunding RB, 5.00%, 07/01/51(b)		300	342,786
Security		Par (000)	Value
California (continued)
California Statewide Communities Development Authority
Refunding RB, Series A, 5.25%, 11/01/44(b)	USD	250	$ 258,620
Refunding RB, (AGM), 5.00%, 11/15/49		500	591,770
California Statewide Financing Authority
RB, 5.63%, 05/01/29		20	20,071
RB, 6.00%, 05/01/43		315	315,743
RB, 6.00%, 05/01/43		85	85,201
City of Irvine, Special Tax Bonds, 5.00%, 09/01/44		250	278,402
City of Roseville, Special Tax Bonds, 5.00%, 09/01/44		500	516,635
Golden State Tobacco Securitization Corp.
Refunding RB, Series A-1, 3.50%, 06/01/36		1,160	1,183,026
Refunding RB, Series A-1, 5.00%, 06/01/47		115	119,280
Refunding RB, Series A-2, 5.00%, 06/01/47		1,865	1,934,415
Hastings Campus Housing Finance Authority, RB, Series A, 0.00%, 07/01/61(b)(c)		1,045	472,058
Riverside County Public Financing Authority, RB, 5.25%, 11/01/45		500	594,585
San Francisco City & County Redevelopment Agency Successor Agency, TA, 0.00%, 08/01/31(b)(c)		580	349,839
			9,246,342
Colorado — 3.7%
Amber Creek Metropolitan District, GO, Refunding, Series A, 5.13%, 12/01/47		1,000	1,013,920
Arista Metropolitan District, GO, Refunding, 5.00%, 12/01/38		500	527,245
Aurora Crossroads Metropolitan District No. 2, GO, Series A, 5.00%, 12/01/50		500	509,545
Aviation Station North Metropolitan District No. 2, GO, Series A, 5.00%, 12/01/48		500	514,425
Broadway Station Metropolitan District No. 2, GO, Series A, 5.13%, 12/01/48		1,050	1,067,021
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(b)		155	160,206
Colorado Educational & Cultural Facilities Authority, Refunding RB, 5.00%, 12/15/45		500	543,380
Colorado Health Facilities Authority
RB, 5.25%, 01/01/45		620	681,926
Refunding RB, 5.00%, 07/01/38		215	233,946
Refunding RB, Series A, 5.00%, 02/01/41		210	210,731
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40		950	1,088,605
DIATC Metropolitan District, GO, 3.25%, 12/01/29(b)		590	569,379
First Creek Village Metropolitan District
GO, Series A, 5.00%, 12/01/39		600	631,380
GO, Series A, 5.00%, 08/01/49		540	559,175
North Holly Metropolitan District, GO, Series A, 5.50%, 12/01/48		500	522,870
Palisade Metropolitan District No. 2, GO, 7.25%, 12/15/49		675	691,430
Serenity Ridge Metropolitan District No. 2, GO, Refunding, Series A, 5.13%, 12/01/37		550	579,353
Southlands Metropolitan District No. 1
GO, Refunding, Series A-1, 5.00%, 12/01/37		250	269,880
GO, Refunding, Series A-1, 5.00%, 12/01/47		180	190,377
Thompson Crossing Metropolitan District No. 4, GO, Refunding, 5.00%, 12/01/49		645	654,727
Village at Dry Creek Metropolitan District No. 2, GO, 4.38%, 12/01/44		1,000	947,180
Westcreek Metropolitan District No. 2, GO, Series A, 5.38%, 12/01/48		500	521,105
			12,687,806

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Connecticut — 0.5%
Connecticut State Health & Educational Facilities Authority
RB, Series A, 5.00%, 01/01/45(b)	USD	190	$ 203,264
RB, Series A, 5.00%, 01/01/55(b)		255	269,958
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(b)		775	775,728
Mohegan Tribe of Indians of Connecticut
RB, Series A, 6.75%, 02/01/45(b)		98	101,337
Refunding RB, Series C-1, 6.25%, 02/01/30(b)		330	340,659
			1,690,946
District of Columbia — 1.9%
District of Columbia Tobacco Settlement Financing Corp.
RB, 0.00%, 06/15/46(c)		8,970	1,879,125
RB, 0.00%, 06/15/46(c)		10,325	1,475,030
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, 4.00%, 10/01/49		3,030	3,385,237
			6,739,392
Florida — 6.7%
Babcock Ranch Community Independent Special District, Special Assessment RB, 4.25%, 11/01/21		125	126,719
Brevard County Health Facilities Authority, Refunding RB, 5.00%, 04/01/39		500	556,065
Capital Region Community Development District, Special Assessment Refunding RB, Series A-2, 4.60%, 05/01/31		480	536,942
Capital Trust Agency, Inc.
RB, 5.00%, 06/15/49(b)		100	104,721
RB, 5.75%, 06/01/54(b)		420	442,966
Celebration Pointe Community Development District
Special Assessment RB, 4.00%, 05/01/22(b)		55	55,683
Special Assessment RB, 5.13%, 05/01/45		235	245,159
Charlotte County IDA
RB, 5.00%, 10/01/34(b)		105	118,909
RB, 5.00%, 10/01/49(b)		510	542,951
Collier County Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45		1,000	1,120,850
County of Broward Airport System Revenue, RB, AMT, Series A, 4.00%, 10/01/49		610	683,414
County of Broward Port Facilities Revenue, RB, AMT, Series B, 4.00%, 09/01/49		2,500	2,798,050
County of Osceola Transportation Revenue
Refunding RB, Series A-2, 0.00%, 10/01/46(c)		935	383,509
Refunding RB, Series A-2, 0.00%, 10/01/47(c)		900	355,824
Refunding RB, Series A-2, 0.00%, 10/01/48(c)		635	241,414
Refunding RB, Series A-2, 0.00%, 10/01/49(c)		525	192,381
County of Palm Beach, RB, 5.00%, 04/01/51(b)		110	111,492
Florida Development Finance Corp.
RB, 5.25%, 06/01/55(b)		645	715,221
RB, Series A, 6.13%, 06/15/44		45	47,472
RB, AMT, 5.00%, 08/01/29(a)(b)		470	489,077
RB, AMT, Series B, 7.38%, 01/01/49(b)		1,505	1,469,407
Grand Oaks Community Development District
Special Assessment RB, 4.25%, 05/01/40		210	213,058
Special Assessment RB, 4.50%, 05/01/52		235	239,206
Greater Orlando Aviation Authority, Refunding RB, AMT, 5.00%, 11/15/36		250	262,330
Harbor Bay Community Development District, Special Assessment Refunding RB, Series A-2, 3.70%, 05/01/33		370	396,377
Hillsborough County Aviation Authority, Refunding RB, AMT, Series A, 5.00%, 10/01/44		350	391,727
Security		Par (000)	Value
Florida (continued)
Lakewood Ranch Stewardship District
Special Assessment RB, 3.00%, 05/01/24	USD	155	$ 156,713
Special Assessment RB, 3.13%, 05/01/25		315	320,034
Special Assessment RB, 3.25%, 05/01/29		225	231,683
Special Assessment RB, 4.75%, 05/01/29		180	201,130
Special Assessment RB, 4.95%, 05/01/29(b)		135	152,420
Special Assessment RB, 4.88%, 05/01/35		150	160,113
Special Assessment RB, 4.40%, 05/01/39		525	563,440
Special Assessment RB, 5.30%, 05/01/39		205	233,294
Special Assessment RB, 5.50%, 05/01/39(b)		135	155,577
Special Assessment RB, 5.13%, 05/01/46		100	105,271
Special Assessment RB, 5.45%, 05/01/48		365	413,322
Special Assessment RB, 5.65%, 05/01/48(b)		210	240,801
Special Assessment RB, 4.00%, 05/01/49(b)		200	205,522
Special Assessment RB, 3.90%, 05/01/50		240	244,219
Orange County Health Facilities Authority
RB, 5.00%, 08/01/35		250	281,730
Refunding RB, 5.00%, 08/01/41		695	765,751
Osceola Chain Lakes Community Development District, Special Assessment RB, 3.25%, 05/01/25		300	304,914
Parker Road Community Development District
Special Assessment Refunding RB, 3.10%, 05/01/25		275	279,617
Special Assessment Refunding RB, 3.38%, 05/01/30		335	348,638
Pinellas County IDA, RB, 5.00%, 07/01/39		250	293,800
Portico Community Development District
Special Assessment RB, Series 2, 3.25%, 05/01/31		100	105,234
Special Assessment RB, Series 2, 4.00%, 05/01/50		425	437,882
Preserve at South Branch Community Development District
Special Assessment RB, 3.25%, 11/01/24		100	101,372
Special Assessment RB, 3.50%, 11/01/30		200	206,032
Seminole County IDA
Refunding RB, 5.50%, 11/15/49		740	689,946
Refunding RB, 5.75%, 11/15/54		595	569,707
Southern Groves Community Development District No. 5, Special Assessment Refunding RB, 3.60%, 05/01/34		375	387,727
Tolomato Community Development District, Special Assessment Refunding RB, Sub-Series A-2, 4.25%, 05/01/37		185	198,037
Trout Creek Community Development District
Special Assessment RB, 4.50%, 05/01/23		165	169,155
Special Assessment RB, 5.00%, 05/01/28		240	265,001
Special Assessment RB, 5.63%, 05/01/45		200	214,554
West Villages Improvement District
Special Assessment RB, 4.25%, 05/01/29		100	107,616
Special Assessment RB, 4.75%, 05/01/39		190	206,551
Special Assessment RB, 5.00%, 05/01/50		290	315,088
Westside Community Development District, Special Assessment Refunding RB, 3.75%, 05/01/29(b)		805	854,894
			23,327,709
Georgia — 0.8%
Gainesville & Hall County Hospital Authority, Refunding RB, (County GTD), 5.50%, 08/15/54		250	294,678
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/49		950	1,445,985
Municipal Electric Authority of Georgia, Refunding RB, Sub-Series A, 4.00%, 01/01/49		845	955,061
			2,695,724

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Idaho — 0.1%
Idaho Health Facilities Authority, RB, 4.00%, 12/01/43	USD	330	$ 384,618
Illinois — 6.6%
Chicago Board of Education
GO, Series A, 5.00%, 12/01/41		200	203,232
GO, Series A, 5.00%, 12/01/42		570	588,964
GO, Series D, 5.00%, 12/01/46		190	212,977
GO, Series D, 5.00%, 12/01/46		485	508,222
GO, Series H, 5.00%, 12/01/46		625	691,812
GO, Refunding, Series A, 0.00%, 12/01/25(c)		135	118,035
GO, Refunding, Series A, 5.00%, 12/01/28		125	145,166
GO, Refunding, Series A, 5.00%, 12/01/29		155	181,747
GO, Refunding, Series A, 5.00%, 12/01/30		505	589,976
GO, Refunding, Series B, 4.00%, 12/01/35		230	233,901
GO, Refunding, Series C, 5.00%, 12/01/25		225	250,659
GO, Refunding, Series C, 5.00%, 12/01/34		625	701,431
GO, Refunding, Series D, 5.00%, 12/01/25		290	323,072
GO, Refunding, Series F, 5.00%, 12/01/22		215	225,174
Chicago O’Hare International Airport
Refunding RB, Series D, 5.00%, 01/01/39		260	282,071
Refunding RB, Series D, 5.00%, 01/01/46		1,000	1,134,390
City of Chicago
GO, Refunding, Series A, 5.25%, 01/01/32		530	568,139
GO, Refunding, Series A, 6.00%, 01/01/38		510	595,389
GO, Refunding, Series B, 5.43%, 01/01/42		2,345	2,354,661
City of Chicago Wastewater Transmission Revenue, Refunding RB, Series C, 5.00%, 01/01/39		500	567,960
Cook County Community College District No. 508, GO, 5.25%, 12/01/30		920	997,105
Illinois Finance Authority
Refunding RB, 6.13%, 02/01/45		150	155,949
Refunding RB, 5.00%, 02/15/47		900	904,428
Refunding RB, Series C, 5.00%, 02/15/41		650	786,500
Metropolitan Pier & Exposition Authority
RB, 0.00%, 12/15/52(c)		2,045	573,561
RB, 5.50%, 06/15/53		390	430,993
RB, 5.00%, 06/15/57		660	731,287
Refunding RB, 0.00%, 12/15/54(c)		7,170	1,856,528
Refunding RB, (State Appropriation), Series B, 5.00%, 06/15/52		80	81,976
State of Illinois
GO, 5.00%, 01/01/28		1,005	1,142,785
GO, 5.00%, 04/01/31		1,000	1,093,650
GO, 5.50%, 07/01/33		365	393,565
GO, 5.00%, 03/01/37		300	310,284
GO, 5.00%, 02/01/39		1,000	1,066,940
GO, 5.00%, 05/01/39		275	294,239
GO, Series A, 5.00%, 01/01/33		310	319,328
GO, Series A, 5.00%, 12/01/35		825	935,814
GO, Series D, 5.00%, 11/01/28		295	333,819
GO, Refunding, Series B, 5.00%, 10/01/27		105	123,516
			23,009,245
Indiana — 0.8%
City of Anderson, RB, 5.38%, 01/01/40		340	346,756
City of Vincennes, Refunding RB, 6.25%, 01/01/29(b)		400	401,228
Indiana Finance Authority
RB, AMT, 6.75%, 05/01/39		640	690,522
RB, AMT, 5.25%, 01/01/51		1,000	1,073,530
Refunding RB, 4.75%, 03/01/32		270	284,280
			2,796,316
Security		Par (000)	Value
Iowa — 1.6%
Iowa Finance Authority
RB, Series A, 5.00%, 05/15/48	USD	940	$ 1,010,199
Refunding RB, 3.13%, 12/01/22		530	546,271
Refunding RB, 5.25%, 12/01/25		310	341,701
Refunding RB, 5.25%, 12/01/50(a)		400	432,308
Refunding RB, Series E, 4.00%, 08/15/46		570	626,076
Iowa Student Loan Liquidity Corp., Refunding RB, AMT, 3.50%, 12/01/44		2,000	2,008,060
Iowa Tobacco Settlement Authority, Refunding RB, Series C, 5.50%, 06/01/42		485	490,597
			5,455,212
Louisiana — 0.6%
Juban Crossing Economic Development District, Refunding RB, 7.00%, 09/15/44(b)		475	416,988
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, 5.00%, 07/01/54(b)		400	407,116
Parish of St. James, RB, Series 2, 6.35%, 07/01/40(b)		950	1,155,713
			1,979,817
Maryland — 2.1%
Anne Arundel County Consolidated Special Taxing District, Special Tax Bonds, 5.25%, 07/01/44		250	255,830
City of Baltimore
Refunding RB, 4.00%, 09/01/27		100	102,780
Refunding TA, 3.20%, 06/01/30(b)		200	200,262
Refunding TA, 3.25%, 06/01/31(b)		225	225,079
Refunding TA, 3.30%, 06/01/32(b)		250	249,800
Refunding TA, 3.35%, 06/01/33(b)		270	269,433
Refunding TA, 3.40%, 06/01/34(b)		285	284,045
Refunding TA, 3.45%, 06/01/35(b)		300	298,539
County of Frederick, Refunding TA, 4.63%, 07/01/43(b)		1,200	1,281,240
Maryland Community Development Administration, Refunding RB, Series A, 4.10%, 09/01/38		390	416,633
Maryland EDC
RB, AMT, 5.00%, 03/31/51		620	655,613
Refunding RB, 5.00%, 07/01/39		100	105,292
Maryland Health & Higher Educational Facilities Authority
RB, 7.00%, 03/01/55(b)		1,940	2,202,715
Refunding RB, 5.00%, 07/01/40		500	566,435
			7,113,696
Massachusetts — 1.9%
Massachusetts Development Finance Agency
RB, 5.00%, 01/01/43		500	571,510
RB, 5.00%, 01/01/48		1,000	1,132,500
RB, 5.00%, 10/01/54		710	699,016
RB, Series A, 5.00%, 01/01/47		500	558,095
RB, Series N, 5.00%, 07/01/44		500	567,375
Refunding RB, Series A, 5.00%, 10/01/35		750	855,353
Refunding RB, Series A, 4.00%, 07/01/44		1,250	1,391,875
Massachusetts HFA
RB, Series D-1, 2.55%, 12/01/50		230	233,413
Refunding RB, AMT, Series A, 4.45%, 12/01/42		620	663,040
			6,672,177
Michigan — 0.7%
Advanced Technology Academy, Refunding RB, 3.88%, 11/01/29		250	258,163
City of Detroit
GO, 5.00%, 04/01/34		90	97,964
GO, 5.00%, 04/01/35		90	97,736
GO, 5.00%, 04/01/36		65	70,435

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Michigan (continued)
City of Detroit
GO, 5.00%, 04/01/37	USD	100	$ 108,127
GO, 5.00%, 04/01/38		45	48,585
Michigan Finance Authority, RB, AMT, 5.00%, 07/01/44		250	267,462
Wayne County Airport Authority
RB, Series B, 5.00%, 12/01/44		500	569,405
RB, Series D, 5.00%, 12/01/40		500	582,435
RB, AMT, 5.00%, 12/01/39		250	283,465
			2,383,777
Minnesota — 1.3%
City of Deephaven, Refunding RB, 5.25%, 07/01/37		605	666,801
City of Minneapolis
RB, 5.00%, 07/01/40		435	461,609
RB, Series A, 5.75%, 07/01/55		850	924,690
Duluth EDA
Refunding RB, 4.25%, 02/15/48		1,265	1,409,893
Refunding RB, 5.25%, 02/15/58		425	504,386
Housing & Redevelopment Authority of the City of St. Paul Minnesota
RB, Series A, 5.50%, 07/01/38(b)		240	261,427
Refunding RB, 5.50%, 09/01/36		310	353,874
			4,582,680
Missouri — 0.8%
City of St. Louis Missouri IDA
Refunding RB, 4.38%, 11/15/35		215	194,811
Refunding RB, 4.75%, 11/15/47		240	212,630
Kansas City IDA, Refunding RB, 5.75%, 11/15/36(b)(d)(e)		220	75,450
Kansas City Land Clearance Redevelopment Authority
TA, 4.38%, 02/01/31(b)		755	780,761
TA, 5.00%, 02/01/40(b)		260	271,352
Plaza at Noah’s Ark Community Improvement District, Refunding TA, 5.00%, 05/01/35		400	349,568
St. Louis County IDA, Refunding RB, 5.00%, 09/01/37		695	787,692
			2,672,264
Nebraska — 0.2%
Douglas County Hospital Authority No. 3, Refunding RB, 5.00%, 11/01/45		500	569,355
Nevada — 1.9%
City of Las Vegas Special Improvement District No. 815, Special Assessment RB, 5.00%, 12/01/49		190	202,048
City of Reno, Refunding RB, (AGM), Series A-1, 4.00%, 06/01/46		5,000	5,585,000
Tahoe-Douglas Visitors Authority
RB, 5.00%, 07/01/40		190	211,865
RB, 5.00%, 07/01/45		240	264,043
RB, 5.00%, 07/01/51		255	277,716
			6,540,672
New Hampshire — 0.6%
New Hampshire Business Finance Authority
RB, Series A, 4.13%, 08/15/40		320	320,938
RB, Series A, 4.25%, 08/15/46		365	365,584
RB, Series A, 4.50%, 08/15/55		755	756,804
Refunding RB, 4.63%, 11/01/42(b)		320	330,048
Refunding RB, Series A, 3.63%, 07/01/43(a)(b)		290	292,662
Refunding RB, AMT, 4.88%, 11/01/42(b)		130	134,901
			2,200,937
New Jersey — 7.4%
Casino Reinvestment Development Authority, Inc.
Refunding RB, 5.25%, 11/01/39		250	260,150
Security		Par (000)	Value
New Jersey (continued)
Casino Reinvestment Development Authority, Inc.
Refunding RB, 5.25%, 11/01/44	USD	560	$ 579,303
New Jersey EDA
RB, 5.00%, 07/01/32		200	201,162
RB, 5.25%, 11/01/54(b)		945	954,488
RB, Series EEE, 5.00%, 06/15/43		2,935	3,468,730
RB, Series WW, 5.25%, 06/15/40		55	67,098
RB, Series WW, 5.25%, 06/15/40		945	1,080,948
RB, AMT, 6.50%, 04/01/31		95	101,419
RB, AMT, 5.38%, 01/01/43		500	548,415
Refunding RB, Series A, 6.00%, 08/01/49(b)		250	263,240
Refunding RB, (AGM), 5.00%, 06/01/37		200	235,900
New Jersey Health Care Facilities Financing Authority
RB, 4.00%, 07/01/47		540	609,196
Refunding RB, 4.25%, 07/01/44		395	436,084
Refunding RB, 5.00%, 07/01/44		220	250,083
New Jersey Higher Education Student Assistance Authority, Refunding RB, AMT, Sub-Series C, 3.63%, 12/01/49		820	838,712
New Jersey Transportation Trust Fund Authority
RB, 5.25%, 06/15/43		1,615	1,956,007
RB, Series AA, 5.00%, 06/15/38		325	342,219
RB, Series AA, 5.25%, 06/15/41		205	233,163
RB, Series AA, 5.00%, 06/15/44		30	32,312
RB, Series AA, 5.00%, 06/15/44		30	33,322
RB, Series AA, 4.00%, 06/15/45		710	793,631
RB, Series AA, 5.00%, 06/15/46		450	497,754
RB, Series BB, 4.00%, 06/15/50		4,000	4,367,000
New Jersey Turnpike Authority
RB, Series A, 5.00%, 01/01/43		370	393,284
RB, Series A, 4.00%, 01/01/48		2,000	2,308,100
Tobacco Settlement Financing Corp.
Refunding RB, Series A, 5.00%, 06/01/35		375	467,989
Refunding RB, Series A, 5.25%, 06/01/46		1,100	1,330,736
Refunding RB, Sub-Series B, 5.00%, 06/01/46		2,500	2,916,400
			25,566,845
New Mexico — 0.1%
New Mexico Hospital Equipment Loan Council, Refunding RB, 5.50%, 07/01/42		325	345,823
New York — 7.2%
Build NYC Resource Corp., Refunding RB, AMT, 5.00%, 01/01/35(b)		285	315,387
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 5.00%, 06/01/48		1,000	1,025,350
County of Cattaraugus, RB, 5.00%, 05/01/44		195	205,669
Dutchess County Local Development Corp., Refunding RB, Series A, 5.00%, 07/01/51(b)		180	196,405
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45		495	498,242
Hempstead Town Local Development Corp., RB, 5.00%, 07/01/44		500	530,350
Metropolitan Transportation Authority
RB, Series B, 3.00%, 11/15/25		165	168,836
RB, Series C-1, 4.75%, 11/15/45		1,285	1,509,965
RB, Series C-1, 5.25%, 11/15/55		1,950	2,371,181
New York City Housing Development Corp., RB, Series C-1, 4.20%, 11/01/44		1,000	1,054,220
New York Counties Tobacco Trust IV
Refunding RB, 6.25%, 06/01/41(b)		550	558,877
Refunding RB, Series A, 5.00%, 06/01/42		915	925,513
Refunding RB, Series A, 5.00%, 06/01/45		225	226,467

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
New York (continued)
New York Counties Tobacco Trust VI
Refunding RB, 5.00%, 06/01/45	USD	835	$ 889,868
Refunding RB, 5.00%, 06/01/51		420	439,475
New York Liberty Development Corp.
Refunding RB, 5.38%, 11/15/40(b)		150	161,658
Refunding RB, 5.00%, 11/15/44(b)		3,000	3,191,910
New York State Dormitory Authority, Refunding RB, 5.00%, 12/01/35(b)		215	249,045
New York State HFA, RB, (State of New York Mortgage Agency), Series L-1, 2.60%, 11/01/50		1,215	1,235,108
New York State Thruway Authority, Refunding RB, Series B, 4.00%, 01/01/45		1,190	1,381,459
New York Transportation Development Corp.
RB, AMT, 5.00%, 07/01/34		500	556,060
RB, AMT, 5.00%, 10/01/35		240	294,372
RB, AMT, 5.00%, 10/01/40		680	835,285
RB, AMT, 5.00%, 07/01/41		1,470	1,601,639
Refunding RB, AMT, 5.38%, 08/01/36		865	975,910
Tompkins County Development Corp., Refunding RB, 5.00%, 07/01/44		385	410,907
Westchester County Healthcare Corp., RB, Series A, 5.00%, 11/01/44		322	352,946
Westchester County Local Development Corp., Refunding RB, 5.00%, 01/01/34		1,080	1,122,347
Westchester Tobacco Asset Securitization Corp.
Refunding RB, Sub-Series C, 4.00%, 06/01/42		940	1,012,032
Refunding RB, Sub-Series C, 5.13%, 06/01/51		500	552,320
			24,848,803
North Carolina — 0.1%
North Carolina Medical Care Commission, Refunding RB, 5.25%, 01/01/41		250	256,905
Town of Mooresville, Special Assessment RB, 5.38%, 03/01/40(b)		250	268,937
			525,842
North Dakota — 0.3%
County of Cass, Refunding RB, 5.25%, 02/15/58		855	1,031,198
Ohio — 3.7%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, 5.00%, 06/01/55		5,795	6,550,784
County of Franklin
RB, 6.13%, 07/01/40		30	32,638
RB, 6.13%, 07/01/40		555	589,471
County of Hamilton
Refunding RB, 5.00%, 01/01/46		190	203,444
Refunding RB, 4.00%, 08/15/50		915	1,075,226
County of Hardin
Refunding RB, 5.00%, 05/01/30		140	146,966
Refunding RB, 5.25%, 05/01/40		285	291,527
Refunding RB, 5.50%, 05/01/50		670	697,329
Hickory Chase Community Authority, Refunding RB, 5.00%, 12/01/40(b)		455	471,576
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(b)		880	963,671
Southern Ohio Port Authority, RB, AMT, Series A, 7.00%, 12/01/42(b)		1,380	1,456,700
State of Ohio, RB, AMT, Series P-3, 5.00%, 06/30/53		370	411,954
			12,891,286
Oklahoma — 1.3%
Norman Regional Hospital Authority, Refunding RB, 5.00%, 09/01/37		1,000	1,143,720
Security		Par (000)	Value
Oklahoma (continued)
Oklahoma Development Finance Authority
RB, Series B, 5.00%, 08/15/38	USD	975	$ 1,151,134
RB, Series B, 5.25%, 08/15/43		875	1,039,360
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/45		965	1,024,154
			4,358,368
Oregon — 0.3%
Clackamas County School District No. 12 North Clackamas, GO, (School Bond Guaranty), Series A, 0.00%, 06/15/38(c)		275	150,200
Hospital Facilities Authority of Multnomah County Oregon, Refunding RB, 5.50%, 10/01/49		150	159,121
Oregon State Facilities Authority, RB, 5.25%, 06/15/55(b)		305	300,004
Yamhill County Hospital Authority, Refunding RB, 5.00%, 11/15/36		300	322,077
			931,402
Pennsylvania — 3.2%
Allentown Neighborhood Improvement Zone Development Authority, RB, 5.00%, 05/01/42(b)		295	318,579
Berks County IDA, Refunding RB, 5.00%, 11/01/47		1,020	1,085,719
Hospitals & Higher Education Facilities Authority of Philadelphia, RB, Series A, 5.63%, 07/01/42		130	135,067
Montgomery County Higher Education and Health Authority, Refunding RB, 4.00%, 09/01/49		1,255	1,381,215
Montgomery County IDA
Refunding RB, 5.25%, 01/15/45		500	547,375
Refunding RB, 5.38%, 01/01/50		170	171,700
Pennsylvania Economic Development Financing Authority
RB, AMT, Series P-3, 5.00%, 06/30/42		1,625	1,838,606
Refunding RB, AMT, 5.50%, 11/01/44		500	513,660
Pennsylvania Higher Education Assistance Agency, RB, AMT, Series B, 3.00%, 06/01/47		1,010	1,000,163
Pennsylvania Higher Educational Facilities Authority
RB, 4.00%, 08/15/44		1,045	1,228,837
Refunding RB, 5.00%, 07/15/38		250	261,645
Pennsylvania Turnpike Commission
RB, Series B, 5.25%, 12/01/44		1,000	1,142,350
RB, Sub-Series A, 5.50%, 12/01/42		660	796,237
Philadelphia Authority for Industrial Development, Refunding RB, Series 2015, 5.00%, 04/01/45		500	577,205
			10,998,358
Puerto Rico — 11.2%
Children’s Trust Fund
RB, Series A, 0.00%, 05/15/57(c)		15,375	1,022,284
RB, Series B, 0.00%, 05/15/57(c)		50,960	2,301,354
Refunding RB, 5.50%, 05/15/39		160	163,754
Commonwealth of Puerto Rico
GO, Series A, 5.25%, 07/01/22(d)(e)		75	57,969
GO, Series A, 5.13%, 07/01/31(d)(e)		207	159,994
GO, Series A, 6.00%, 07/01/38(d)(e)		160	125,933
GO, Series A, 5.75%, 07/01/41(d)(e)		90	67,275
GO, Series B, 5.25%, 07/01/17(d)(e)		30	22,917
GO, Refunding, Series A, 5.50%, 07/01/18(d)(e)		285	217,710
GO, Refunding, Series A, 5.50%, 07/01/32(d)(e)		90	69,562
GO, Refunding, Series A, 8.00%, 07/01/35(d)(e)		4,275	2,925,809
GO, Refunding, Series A, 5.50%, 07/01/39(d)(e)		865	629,828
GO, Refunding, Series A, 6.50%, 07/01/40(d)(e)		625	467,969
GO, Refunding, Series A, 5.00%, 07/01/41(d)(e)		4,485	3,128,287
GO, Refunding, Series B, 6.00%, 07/01/39(d)(e)		135	106,256

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Puerto Rico (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority
RB, Series A, 5.13%, 07/01/37	USD	55	$ 57,883
RB, Series A, 5.75%, 07/01/37		885	939,879
Puerto Rico Electric Power Authority
RB, Series 2013 A-RSA-1, 7.00%, 07/01/33(d)(e)		1,795	1,496,581
RB, Series 2013 A-RSA-1, 6.75%, 07/01/36(d)(e)		635	529,431
RB, Series 2013 A-RSA-1, 7.00%, 07/01/43(d)(e)		175	145,906
RB, Series A-3, 10.00%, 07/01/19(d)(e)		177	146,925
RB, Series A-RSA-1, 5.00%, 07/01/29(d)(e)		385	311,552
RB, Series A-RSA-1, 5.00%, 07/01/42(d)(e)		470	380,336
RB, Series B-3, 10.00%, 07/01/19(d)(e)		177	146,925
RB, Series C-1, 5.40%, 01/01/18(d)(e)		486	393,565
RB, Series C-2, 5.40%, 07/01/18(d)(e)		486	393,629
RB, Series C-3, 5.40%, 01/01/20(d)(e)		49	39,790
RB, Series C-4, 5.40%, 07/01/20(d)(e)		49	39,790
RB, Series CCC, 5.00%, 07/01/27(d)(e)		545	420,094
RB, Series CCC-RSA-1, 5.25%, 07/01/26(d)(e)		125	101,153
RB, Series CCC-RSA-1, 5.25%, 07/01/28(d)(e)		70	56,646
RB, Series D-2-RSA-1, 7.50%, 01/01/20(d)(e)		840	700,639
RB, Series TT, 5.00%, 07/01/32(d)(e)		395	304,471
RB, Series TT-RSA-1, 5.00%, 07/01/23(d)(e)		855	691,888
RB, Series TT-RSA-1, 5.00%, 07/01/25(d)(e)		45	36,415
RB, Series TT-RSA-1, 5.00%, 07/01/26(d)(e)		190	153,753
RB, Series TT-RSA-1, 5.00%, 07/01/32(d)(e)		80	64,738
RB, Series WW, 5.00%, 07/01/28(d)(e)		165	127,184
RB, Series WW, 5.50%, 07/01/38(d)(e)		130	100,206
RB, Series WW-RSA-1, 5.50%, 07/01/17(d)(e)		110	89,015
RB, Series WW-RSA-1, 5.50%, 07/01/18(d)(e)		95	76,876
RB, Series WW-RSA-1, 5.50%, 07/01/19(d)(e)		70	56,646
RB, Series WW-RSA-1, 5.38%, 07/01/22(d)(e)		110	89,015
RB, Series WW-RSA-1, 5.38%, 07/01/24(d)(e)		65	52,600
RB, Series WW-RSA-1, 5.25%, 07/01/33(d)(e)		75	60,692
RB, Series WW-RSA-1, 5.50%, 07/01/38(d)(e)		90	72,830
RB, Series XX-RSA-1, 5.25%, 07/01/27(d)(e)		50	40,461
RB, Series XX-RSA-1, 5.25%, 07/01/35(d)(e)		30	24,277
RB, Series XX-RSA-1, 5.75%, 07/01/36(d)(e)		45	36,415
RB, Series XX-RSA-1, 5.25%, 07/01/40(d)(e)		2,320	1,877,405
Refunding RB, Series AAA-RSA-1, 5.25%, 07/01/22(d)(e)		160	129,476
Refunding RB, Series AAA-RSA-1, 5.25%, 07/01/28(d)(e)		265	214,445
Refunding RB, Series AAA-RSA-1, 5.25%, 07/01/29(d)(e)		40	32,369
Refunding RB, Series UU-RSA-1, 0.00%, 07/01/17(a)(d)(e)		30	20,596
Refunding RB, Series UU-RSA-1, 0.00%, 07/01/18(a)(d)(e)		30	20,596
Refunding RB, Series UU-RSA-1, 0.00%, 07/01/20(a)(d)(e)		250	182,187
Refunding RB, Series UU-RSA-1, 0.86%, 07/01/31(a)(d)(e)		300	218,625
Refunding RB, Series ZZ, 5.25%, 07/01/23(d)(e)		930	716,857
Refunding RB, Series ZZ-RSA-1, 5.00%, 07/01/17(d)(e)		70	56,646
Refunding RB, Series ZZ-RSA-1, 5.25%, 07/01/19(d)(e)		235	190,168
Refunding RB, Series ZZ-RSA-1, 5.25%, 07/01/24(d)(e)		150	121,384
Refunding RB, Series ZZ-RSA-1, 5.25%, 07/01/26(d)(e)		20	16,184
Security		Par (000)	Value
Puerto Rico (continued)
Puerto Rico Electric Power Authority
Refunding RB, Series ZZ-RSA-1, 5.00%, 07/01/28(d)(e)	USD	75	$ 60,692
Puerto Rico Public Buildings Authority
Refunding RB, 10.00%, 07/01/34(d)(e)		85	71,400
Refunding RB, (Commonwealth GTD), Series F, 5.25%, 07/01/24(d)(e)		100	85,750
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
RB, Series A-1, 0.00%, 07/01/29(c)		77	65,888
RB, Series A-1, 0.00%, 07/01/31(c)		91	70,373
RB, Series A-1, 0.00%, 07/01/33(c)		132	93,955
RB, Series A-1, 0.00%, 07/01/46(c)		8,649	2,675,914
RB, Series A-1, 0.00%, 07/01/51(c)		5,988	1,335,324
RB, Series A-1, 4.75%, 07/01/53		2,854	3,129,240
RB, Series A-1, 5.00%, 07/01/58		2,171	2,418,451
RB, Series A-2, 4.33%, 07/01/40		2,225	2,412,790
RB, Series A-2, 4.33%, 07/01/40		34	36,849
RB, Series A-2, 4.54%, 07/01/53		317	343,089
RB, Series A-2, 4.78%, 07/01/58		1,978	2,172,853
RB, Series B-1, 0.00%, 07/01/46(c)		477	147,550
			38,762,163
Rhode Island — 1.1%
Rhode Island Student Loan Authority, RB, AMT, Series A, 3.63%, 12/01/37		595	634,437
Tobacco Settlement Financing Corp.
Refunding RB, Series A, 5.00%, 06/01/35		400	449,300
Refunding RB, Series A, 5.00%, 06/01/40		600	667,560
Refunding RB, Series B, 4.50%, 06/01/45		750	795,517
Refunding RB, Series B, 5.00%, 06/01/50		1,040	1,122,940
			3,669,754
South Carolina — 2.4%
South Carolina Jobs EDA
RB, Series A, 5.00%, 11/15/54		210	215,794
Refunding RB, 4.00%, 11/15/27		160	161,939
Refunding RB, 5.00%, 02/01/36		1,045	1,237,374
Refunding RB, 5.00%, 02/01/38		1,000	1,181,040
Refunding RB, 5.00%, 05/01/43		730	878,599
South Carolina Public Service Authority
RB, Series A, 5.50%, 12/01/54		1,240	1,425,579
Refunding RB, Series A, 5.00%, 12/01/50		190	217,731
Refunding RB, Series B, 5.13%, 12/01/43		390	436,199
Refunding RB, Series B, 4.00%, 12/01/56		200	219,864
Refunding RB, Series C, 5.00%, 12/01/46		140	159,601
Refunding RB, Series E, 5.25%, 12/01/55		1,930	2,259,663
			8,393,383
Tennessee — 1.6%
Chattanooga-Hamilton County Hospital Authority, Refunding RB, Series A, 5.00%, 10/01/44		250	271,060
Franklin Health & Educational Facilities Board, Refunding RB, 7.50%, 06/01/47(b)(d)(e)		1,205	362,103
Knox County Health Educational & Housing Facility Board, Refunding RB, 5.00%, 04/01/36		690	785,275
Memphis-Shelby County IDB
Refunding TA, 5.50%, 07/01/37		360	353,041
Refunding TA, 5.63%, 01/01/46		470	461,418
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Refunding RB, 5.00%, 10/01/48		1,800	1,905,516

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Tennessee (continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Refunding RB, 4.00%, 10/01/49	USD	220	$ 226,213
Refunding RB, 5.25%, 10/01/58		1,095	1,235,018
			5,599,644
Texas — 4.1%
Arlington Higher Education Finance Corp.
RB, 5.63%, 08/15/54(b)		1,305	1,336,842
RB, Series A, 4.63%, 08/15/46		170	170,423
Brazoria County IDC, RB, AMT, 7.00%, 03/01/39		390	404,364
Central Texas Regional Mobility Authority, RB, Series A, 5.00%, 01/01/45		500	569,440
Central Texas Turnpike System
Refunding RB, Series C, 5.00%, 08/15/37		200	228,432
Refunding RB, Series C, 5.00%, 08/15/42		250	280,015
City of Houston Airport System Revenue
RB, AMT, Series B-1, 5.00%, 07/15/35		100	106,382
Refunding RB, AMT, 4.75%, 07/01/24		500	514,910
Refunding RB, AMT, 5.00%, 07/15/27		140	156,519
Refunding RB, AMT, 5.00%, 07/01/29		500	526,015
Refunding RB, AMT, Series C, 5.00%, 07/15/27		910	1,017,371
City of San Antonio Airport System, RB, AMT, 5.00%, 07/01/45		500	568,275
County of Hays, Special Assessment RB, 7.00%, 09/15/45		250	275,075
Fort Bend County IDC, RB, Series B, 4.75%, 11/01/42		465	494,035
Mission EDC, Refunding RB, AMT, 4.63%, 10/01/31(b)		285	303,414
New Hope Cultural Education Facilities Finance Corp.
RB, 10.00%, 12/01/25(b)		695	693,075
RB, 5.00%, 08/15/39(b)		125	130,884
RB, 5.00%, 08/15/49(b)		195	202,094
RB, Series A, 5.00%, 08/15/51(b)		250	270,602
Refunding RB, Series A, 4.00%, 08/15/26(b)		775	778,829
Newark Higher Education Finance Corp.
RB, 5.00%, 06/15/38		125	127,790
RB, Series A, 5.50%, 08/15/35(b)		300	334,848
North Texas Tollway Authority
Refunding RB, 4.25%, 01/01/49		1,675	1,941,777
Refunding RB, Series B, 5.00%, 01/01/40		250	271,457
Port Beaumont Navigation District
Refunding RB, AMT, 3.63%, 01/01/35(b)		405	407,248
Refunding RB, AMT, 4.00%, 01/01/50(b)		875	879,392
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 10/01/49		250	264,937
Texas Transportation Commission
RB, 0.00%, 08/01/40(c)		1,000	468,450
RB, 0.00%, 08/01/42(c)		655	274,504
RB, 5.00%, 08/01/57		315	377,622
			14,375,021
Utah — 0.2%
Utah Charter School Finance Authority
RB, (Utah Charter School Credit Enhancement), 5.13%, 07/15/49(b)		545	545,278
Refunding RB, 5.00%, 06/15/55(b)		230	241,169
			786,447
Vermont — 0.2%
East Central Vermont Telecommunications District, RB, Series A, 4.75%, 12/01/40(b)		695	671,704
Virginia — 1.5%
Ballston Quarter Community Development Authority
TA, Series A, 5.00%, 03/01/26		120	121,504
Security		Par (000)	Value
Virginia (continued)
Ballston Quarter Community Development Authority
TA, Series A, 5.13%, 03/01/31	USD	230	$ 230,568
Cherry Hill Community Development Authority, Special Assessment RB, 5.40%, 03/01/45(b)		250	267,733
Chesapeake Bay Bridge & Tunnel District, RB, 5.00%, 07/01/51		810	921,124
Fairfax County EDA, RB, Series A, 5.00%, 12/01/42		400	414,640
Henrico County EDA, Refunding RB, 4.00%, 10/01/45		235	256,775
Lexington IDA, RB, Series A, 5.00%, 01/01/48		330	348,853
Lower Magnolia Green Community Development Authority
Special Assessment RB, 5.00%, 03/01/35(b)		240	257,095
Special Assessment RB, 5.00%, 03/01/45(b)		95	100,283
Norfolk Redevelopment & Housing Authority
RB, 4.00%, 01/01/29		250	256,502
RB, 5.00%, 01/01/34		190	202,911
RB, 5.00%, 01/01/49		365	380,330
Virginia HDA, RB, (GNMA/FNMA/FHLMC), Series I, 2.55%, 11/01/50		1,250	1,287,337
			5,045,655
Washington — 0.9%
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A, 5.50%, 09/01/42		250	254,273
King County Public Hospital District No. 4, GO, Refunding, 5.00%, 12/01/30		200	213,216
Port of Seattle, RB, AMT, Series C, 5.00%, 04/01/40		250	283,647
Washington State Housing Finance Commission
Refunding RB, 5.00%, 01/01/43(b)		1,100	1,209,769
Refunding RB, 6.00%, 01/01/45(b)		210	223,879
Refunding RB, 5.00%, 01/01/48(b)		1,000	1,093,620
			3,278,404
West Virginia — 0.1%
City of Martinsburg, RB, Series A-1, 4.63%, 12/01/43		430	450,950
Wisconsin — 4.0%
Public Finance Authority
RB, 6.25%, 10/01/31(b)		195	223,070
RB, 0.00%, 01/01/35(b)(c)		1,310	545,340
RB, 4.50%, 01/01/35(b)		725	742,850
RB, 5.00%, 06/15/41(b)		210	216,917
RB, 5.00%, 11/15/41		375	443,370
RB, 5.00%, 01/01/42(b)		360	374,065
RB, 5.38%, 06/01/44(b)		245	235,656
RB, 6.85%, 11/01/46(b)		275	296,599
RB, 7.00%, 11/01/46(b)		155	168,327
RB, 5.38%, 07/15/47(b)		335	356,989
RB, 7.00%, 10/01/47(b)		195	221,432
RB, 5.50%, 12/01/48(b)(d)(e)		8	7,559
RB, 5.63%, 06/15/49(b)		1,440	1,434,384
RB, 5.00%, 04/01/50(b)		100	114,489
RB, 5.50%, 06/01/54(b)		300	289,926
RB, 5.00%, 01/01/55(b)		1,570	1,597,428
RB, 5.00%, 06/15/55(b)		550	556,446
RB, 5.00%, 07/01/55(b)		880	913,229
RB, 5.00%, 01/01/56(b)		875	893,699
RB, 0.00%, 01/01/60(b)(c)		16,430	1,079,451
RB, Series A, 5.13%, 10/01/45		150	162,606
RB, Series A, 5.63%, 06/15/49(b)		885	886,531
Refunding RB, 5.00%, 10/01/34(b)		100	109,177
Refunding RB, 5.00%, 10/01/39(b)		165	177,510
Refunding RB, AMT, Series B, 5.00%, 07/01/42		750	781,598

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority
Refunding RB, 5.00%, 11/01/46	USD	270	$ 281,726
Refunding RB, 5.00%, 11/01/54		455	467,262
Wisconsin Housing & EDA, RB, Series A, 4.55%, 07/01/37		165	179,292
			13,756,928
Total Municipal Bonds — 92.7% (Cost: $296,590,900)			320,864,792
Municipal Bonds Transferred to Tender Option Bond Trusts(g)
Colorado — 0.7%
Colorado Health Facilities Authority, Refunding RB, Series A-2, 4.00%, 08/01/49(f)		2,280	2,528,474
Florida — 1.0%
Escambia County Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/15/45(f)		3,060	3,409,956
Illinois — 0.5%
Illinois Toll Highway Authority
RB, Series A, 5.00%, 01/01/40		660	773,743
RB, Series C, 5.00%, 01/01/38		1,000	1,166,594
			1,940,337
Massachusetts — 0.3%
Massachusetts HFA, Refunding RB, AMT, Series A, 4.50%, 12/01/47		982	1,074,129
New Jersey — 0.5%
New Jersey Higher Education Student Assistance Authority, Refunding RB, AMT, Sub-Series C, 4.25%, 12/01/50		1,540	1,608,884
New York — 3.9%
New York City Housing Development Corp.
RB, Series D-1-B, 4.25%, 11/01/45		1,000	1,071,932
Refunding RB, Series A-1, 4.15%, 11/01/38		1,550	1,742,975
New York State Dormitory Authority Personal Income Tax Revenue, Refunding RB, Series E, 5.00%, 03/15/36		3,330	3,962,067
Port Authority of New York & New Jersey
RB, AMT, Series 221, 4.00%, 07/15/60		5,015	5,739,246
Refunding RB, 194th Series, 5.25%, 10/15/55		1,000	1,180,131
			13,696,351
North Carolina — 0.6%
North Carolina Capital Facilities Finance Agency, Refunding RB, Series B, 5.00%, 10/01/55		1,000	1,220,660
North Carolina HFA Home Ownership, RB, Series 39-B, 4.00%, 01/01/48		711	780,011
			2,000,671
Security		Par (000)	Value
Oregon — 1.7%
Salem Hospital Facility Authority, Refunding RB, Series A, 4.00%, 05/15/49	USD	5,000	$ 5,795,200
Virginia — 0.3%
Hampton Roads Transportation Accountability Commission, RB, Series A, 4.00%, 07/01/60(f)		920	1,092,212
Washington — 0.5%
Snohomish County Public Utilities District No. 1, RB, 5.00%, 12/01/45		1,340	1,602,283
West Virginia — 0.4%
Morgantown Utility Board, Inc., RB, Series B, 4.00%, 12/01/48(f)		1,215	1,406,722
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 10.4% (Cost: $33,359,190)			36,155,219
Total Long-Term Investments — 103.1% (Cost: $329,950,090)			357,020,011
	Shares
Short-Term Securities(h)
Money Market Funds — 1.4%
Dreyfus AMT-Free Tax Exempt Cash Management, Institutional Class, 0.01%	4,659,815	4,659,349
Total Short-Term Securities — 1.4% (Cost: $4,659,294)		4,659,349
Total Investments — 104.5% (Cost: $334,609,384)		361,679,360
Other Assets Less Liabilities — 1.0%		3,540,234
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (5.5)%		(19,037,876)
Net Assets — 100.0%		$ 346,181,718
(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Zero-coupon bond.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between 06/01/26 to 07/01/28, is $4,043,653.
(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(h)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BATS: Series E Portfolio
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
U.S. Treasury Bonds (30 Year)	42	03/22/21	$ 7,274	$ 87,294
U.S. Treasury Notes (10 Year)	73	03/22/21	10,080	(2,972)
				$ 84,322
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above:
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 320,864,792	$ —	$ 320,864,792
Municipal Bonds Transferred to Tender Option Bond Trusts	—	36,155,219	—	36,155,219
Short-Term Securities
Money Market Funds	4,659,349	—	—	4,659,349
	$ 4,659,349	$ 357,020,011	$ —	$ 361,679,360
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$ 87,294	$ —	$ —	$ 87,294
Liabilities
Interest Rate Contracts	(2,972)	—	—	(2,972)
	$ 84,322	$ —	$ —	$ 84,322
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $18,997,000 are categorized as Level 2 within the disclosure hierarchy.
Currency Abbreviation
USD	United States Dollar

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BATS: Series E Portfolio
Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
EDA	Economic Development Authority
EDC	Economic Development Corp.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GTD	Guaranteed
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDC	Industrial Development Corp.
RB	Revenue Bonds
TA	Tax Allocation